Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended			48 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2020
Property, plant and equipments,net [Line Items]
Impairment loss	$ 395,434
Yanacocha. | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Impairment loss	$ 97,600
Yanacocha. | Minimum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value					8.40%
Yanacocha. | Maximum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value					9.60%
Conga | Minimum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value					9.38%
Conga | Maximum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value					10.36%
Yanacocha mine [Member]
Property, plant and equipments,net [Line Items]
Impairment loss		$ 0	$ 933,200	$ 1,342,645